UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22137

Oppenheimer Master Loan Fund, LLC

(Exact name of registrant as specified in charter)

6803 South Tucson Way,

Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OppenheimerFunds, Inc.

Two World Financial Center,

New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: 6/29/2012

Item 1.	Schedule of Investments.

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS June 29, 2012*

	Principal Amount	Value
Corporate Loans—96.3%
Consumer Discretionary—31.3%
Auto Components—2.8%
FleetPride Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 12/6/17[1]	$5,970,000	$6,003,580
Goodyear Tire & Rubber Co. (The), Sr. Sec. Credit Facilities 2nd Lien Term Loan, 4.75%, 3/27/19[1]	15,715,000	15,381,056
Metaldyne LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 5/18/17[1]	5,530,000	5,488,525
Remy International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 12/16/16[1]	3,738,687	3,757,381
Schaeffler AG, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C2, 6%, 1/27/17[1]	10,465,000	10,481,284
TI Group Auto Systems LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.75%, 3/1/19[1]	11,526,113	11,218,746
Transtar Industries, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%-5.41%, 12/21/16[1]	3,024,946	3,009,820
UCI International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 7/26/17[1]	2,475,592	2,494,158

		57,834,550
Automobiles—0.0%
Chrysler LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B1, 5.333%, 8/3/13[2]	8,905,472	44,750
Distributors—2.7%
99 Cents Only Stores, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 5.25%, 1/13/19[1]	7,076,631	7,085,476
Capital Automotive LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 3/11/17[1]	13,344,707	13,194,579
General Nutrition Centers, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 3/2/18[1]	5,205,000	5,195,241
Leslie’s Poolmart, Inc., Sr. Sec. Credit Facilities Term Loan, 4.50%, 11/21/16[1]	8,618,750	8,511,016
Rite Aid Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche 5, 4.50%, 3/3/18[1]	6,108,493	6,035,191
Savers, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.164%, 3/4/17[1]	6,368,043	6,373,297
Sprouts Farmers LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6%, 4/18/18[1]	8,517,188	8,442,662

		54,837,462
Diversified Consumer Services—0.4%
Laureate Education, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7%, 8/15/14[1]	3,645,779	3,499,948
Monitronics International, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 3/6/18[1]	5,506,200	5,502,759

		9,002,707
Hotels, Restaurants & Leisure—6.5%
24 Hour Fitness Worldwide, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 4/22/16[1]	8,957,200	8,968,397

1    |    Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS June 29, 2012*

	Principal Amount	Value
Hotels, Restaurants & Leisure Continued
American Seafoods Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%-5.164%, 3/18/18[1]	$5,579,409	$5,446,831
Burger King Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 10/19/16[1]	3,285,392	3,275,795
CCM Merger, Inc./MotorCity Casino, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6%, 3/1/17[1]	17,086,185	16,979,396
Caesars Entertainment Operating Co., Inc., Extended Sr. Sec. Credit Facilities Term Loan, 4.495%, 1/28/18[1]	25,028,629	21,529,101
DineEquity, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4.25%, 10/19/17[1]	5,727,625	5,708,535
Focus Brands, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%-7.131%, 2/2/18[1]	6,202,534	6,233,547
Focus Brands, Inc., Sr. Sec. Credit Facilities Lien Term Loan, Tranche B, 6.25%, 2/2/18[1]	336,393	338,075
Golden Nugget, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.205%, 6/30/14[1,3]	5,564,804	5,307,431
Golden Nugget, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, 3.205%, 6/30/14[1,3]	2,972,942	2,835,443
Golden Nugget, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche 2L, 3.50%, 12/31/14[1]	2,528,348	2,231,267
Isle of Capri Casinos, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 11/1/13[1]	4,878,250	4,895,484
Landry’s, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.50%, 4/24/18[1]	9,540,000	9,575,775
Michael Foods, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 2/25/18[1]	9,548,089	9,530,186
Revel Entertainment LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 9%, 2/17/17[1]	14,845,000	12,766,700
Town Sports International, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7%, 5/11/18[1]	7,445,433	7,538,500
Turtle Bay Holding Co. LLC, Sr. Sec. Credit Facilities Term Loan: Tranche A, 10.25%, 3/1/13[1,3]	318,792	310,822
Tranche B, 2.561%, 3/1/15[1,3]	632,976	509,546
U.S. Foodservice, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 3/31/17[1]	9,952,618	9,649,063

		133,629,894
Household Durables—0.3%
Spectrum Brands Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5%-6.148%, 6/17/16[1]	5,523,912	5,543,477
Leisure Equipment & Products—1.0%
Caesars Entertainment Corp. Sr. Credit Facilities 1st Lien Term Loan, Tranche B, 9.25%, 4/25/17[1]	6,670,000	6,547,719
MGM Resorts International, Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C, 5%, 2/23/15[1]	10,140,000	10,237,131

	Principal Amount	Value
Leisure Equipment & Products Continued
Stockbridge/SBE Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 13%, 5/2/17[1]	$2,930,000	$2,900,700

		19,685,550
Media—13.7%
AMC Entertainment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 4.25%, 2/7/18[1]	2,736,250	2,731,462
Advanstar Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 2.72%, 6/2/14[1]	11,288,717	8,786,381
Affinion Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 10/9/16[1]	17,026,123	15,546,979
Alpha Media Group, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 4.20%, 7/15/13[1,3]	1,984,972	694,740
Atlantic Broadband Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 4/1/19[1]	7,675,000	7,700,519
Atlantic Broadband Finance LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.75%, 9/20/19[1]	1,510,000	1,498,045

Barrington Broadcasting LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 5/30/17[1]	3,886,784	3,925,652
Bresnan Broadband Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%-5.164%, 12/14/17[1]	5,685,606	5,642,936
Cengage Learning Holdings II LP, Sr. Sec. Credit Facilities Incremental Term Loan, 7.50%, 7/3/14[1]	6,787,879	6,554,545
Cequel Communications LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4%, 1/31/19[1]	3,890,250	3,817,308
Cinram International ULC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Debtor in Possession, 10%, 6/26/13[1]	1,012,500	1,007,438
Cinram International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 12.144%, 12/31/13[2,3]	10,037,871	2,777,147
Cinram International, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 0.432%, 12/31/13[2,3]	521,671	10,435
Clear Channel Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan: Tranche A, 3.645%, 7/30/14[1]	11,968,674	10,898,974
Tranche B, 3.895%, 1/29/16[1]	7,059,306	5,633,108
Cumulus Media, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 7/22/18[1]	5,628,109	5,628,109
DG FastChannel, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 6/15/18[1]	6,014,902	5,954,753
Dex Media West LLC, Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 4.72%-7.25%, 10/24/14[1]	5,464,059	3,396,826
Entercom Radio LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 11/23/18[1]	1,906,667	1,915,405
Fox Acquisition Sub LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 7/14/15[1]	16,834,454	16,792,267
Getty Images, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 11/7/16[1]	4,230,268	4,240,171

2    |    Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS June 29, 2012*

	Principal Amount	Value
Media Continued
Granite Broadcasting Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.50%, 4/24/19[1]	$5,395,000	$5,341,050
Gray Television, Inc., Sr. Sec. Credit Facilities Term Loan, 3.74%, 12/31/14[1]	6,603,127	6,546,696
Instant Web, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.62%, 8/7/14[1]	2,302,488	1,818,965
Instant Web, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, Tranche B, 3.62%, 8/7/14[1]	200,740	158,585
Intelsat Jackson Holdings SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 4/2/18[1]	1,237,500	1,233,627
Intelsat Jackson Holdings SA, Sr. Sec. Credit Facilities Term Loan, 3.241%, 2/1/14[1]	15,351,580	15,029,197
Knology, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4%, 8/18/17[1]	2,467,159	2,464,460
Legendary Pictures, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 6%, 4/28/17[1]	5,472,362	5,417,638
Lin Television Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 12/31/18[1]	2,830,775	2,837,852
Mediacom Communications Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche E, 4.50%, 10/23/17[1]	5,390,000	5,356,313
Mediacom Communications Corp./MCC Georgia LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche FA, 4.50%, 10/23/17[1]	6,860,000	6,834,275
Merrill Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.623%, 12/24/12[1]	5,000,000	4,712,500
Merrill Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 13.565%-13.589%, 11/15/13[1,3]	11,415,911	7,477,422
Mood Media Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7%, 5/6/18[1]	7,425,000	7,276,500
Newport Television LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B, 8.853%, 9/14/16[1]	13,221,601	13,287,709
Newport Television LLC/High Plains Broadcasting Operating Co. LLC, Sr. Sec. Credit Facilities Term Loan, 8.853%, 9/14/16[1]	3,655,618	3,673,896
OneLink Communications/San Juan Cable LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6%, 6/9/17[1]	7,230,363	7,230,363
Penton Media, Inc., Sr. Sec. Credit Facilities Exit Term Loan, Tranche B, 4.794%-6.01%, 8/1/14[1,3]	2,245,191	1,706,345
Playboy Enterprises, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.25%, 3/6/17[1]	2,912,496	2,868,808
RCN Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.50%, 8/26/16[1]	2,056,005	2,050,865
Radio One, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 3/31/16[1]	6,399,436	6,303,444
Star Tribune Co., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche A, 8%, 9/29/14[1]	267,856	258,481
Tranche B, 8%, 9/29/14[1,3]	357,141	344,641

	Principal Amount	Value
Media Continued
Summit Entertainment LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 9/7/16[1]	$2,333,451	$2,315,950
Univision Communications, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.495%, 3/31/17[1]	25,397,000	23,992,241
Univision Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 2.245%, 9/29/14[1]	868,468	846,559
Wide Open West Finance LLC, Sr. Sec. Credit Facilities 1st Lien Incremental Term Loan, 6.741%-8.607%, 6/30/14[1]	7,137,604	7,115,299
Wide Open West Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 2.745%-4.672%, 6/30/14[1]	10,108,037	10,042,335
Wide Open West Finance LLC, Sr. Sec. Credit Facilities Bridge Loan, 0.75%, 4/18/20[1]	21,000,000	—
Zuffa LLC, Sr. Sec. Credit Facilities Incremental Term Loan, Tranche B, 7.50%, 6/19/15[1]	9,336,860	9,377,709

		279,072,925
Multiline Retail—0.5%
Neiman Marcus Group, Inc., Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 5/16/18[1]	11,245,000	11,141,861
Specialty Retail—2.8%
Burlington Coat Factory Investments Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%-5.50%, 2/23/17[1]	11,444,451	11,415,841
Claire’s Stores, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 2.995%-3.216%, 5/29/14[1]	2,704,789	2,573,239

Harbor Freight Tools USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 10/23/17[1]	9,710,000	9,690,580
J. Crew Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 3/7/18[1]	7,151,940	7,056,132
Jo-Ann Stores, Inc., Sr. Sec Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 3/19/18[1]	10,518,007	10,412,827
Michaels Stores, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 5%, 7/31/16[1]	10,002,246	9,983,491
Toys R Us Delaware, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6%, 9/1/16[1]	5,600,250	5,325,451

		56,457,561
Textiles, Apparel & Luxury Goods—0.6%
Freedom Group, Inc., Sr. Sec Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 4/19/19[1]	2,000,000	2,007,500
Visant Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 12/22/16[1]	9,884,843	9,588,298

		11,595,798
Consumer Staples—4.0%
Beverages—0.6%
Ferrara Candy Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 5/23/18[1]	11,700,000	11,656,125

3    |    Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS June 29, 2012*

	Principal Amount	Value
Food & Staples Retailing—0.5%
Roundy’s Supermarkets, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.656%, 1/24/19[1]	$9,715,650	$9,743,991
Food Products—1.8%
Del Monte Foods Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 3/8/18[1]	11,972,446	11,807,825
JBS USA LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 5/25/18[1]	2,970,000	2,888,325
Pierre Foods, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7%-7.377%, 9/30/16[1]	15,671,248	15,739,810
Pierre Foods, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 11.25%, 9/29/17[1]	6,525,000	6,553,547

		36,989,507
Household Products—0.1%
ACCO Brands Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 1/4/19[1]	2,069,600	2,069,600
Personal Products—1.0%
Levlad LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 9.836%, 3/5/15[1,3]	1,117,401	1,061,531
NBTY, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4.25%, 10/1/17[1]	4,298,507	4,289,239
Prestige Brands, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 12/20/18[1]	2,789,091	2,806,958
Revlon, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%-5.656%, 11/19/17[1]	13,151,791	13,107,167

		21,264,895
Energy—3.1%
Energy Equipment & Services—2.1%
Buffalo Gulf Coast Terminals, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.50%, 9/2/17[1]	6,659,675	6,668,000
CCS, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.245%-6.50%, 11/14/14[1]	11,936,135	11,710,300
Everest Acquisition LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.50%, 5/1/18[1]	4,085,000	4,129,935
Frac Tech International LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 5/6/16[1]	4,086,662	3,746,676
Sheridan Production Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.50%, 4/20/17[1]	14,109,535	14,138,926
Sheridan Production Co. LLC, Sr. Sec. Credit Facilities Term Loan:
Tranche I-A, 6.50%, 4/20/17[1]	1,869,629	1,873,523
Tranche I-M, 6.50%, 4/20/17[1]	1,141,980	1,144,359

		43,411,719
Oil, Gas & Consumable Fuels—1.0%
Energy Transfer Equity LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.75%, 2/16/17[1]	11,700,000	11,476,448

4    |    Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS June 29, 2012*

	Principal Amount	Value
Oil, Gas & Consumable Fuels Continued
NGPL PipeCo LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 4/18/17[1]	$7,865,000	$7,747,025

		19,223,473
Financials—4.0%
Capital Markets—1.8%
Fortress Investment Group LLC, Sr. Sec. Credit Facilities Term Loan, 5.75%, 10/7/15[1]	2,683,987	2,683,987
Nuveen Investments, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.961%-5.967%, 5/13/17[1]	9,278,420	9,141,563
Nuveen Investments, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.961%-6.053%, 5/13/17[1]	6,938,575	6,828,715
Nuveen Investments, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.25%, 3/1/19[1]	6,340,000	6,363,775
Springleaf Financial Funding Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 5/10/17[1]	12,905,000	12,186,011

		37,204,051
Commercial Banks—0.2%
ResCap Residential Capital LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Debtor in Possession:
Tranche A1, 5.25%, 11/14/13[1]	2,605,000	2,610,700
Tranche A2, 7.25%, 11/14/13[1]	785,000	790,888

		3,401,588
Diversified Financial Services—0.5%
iStar Financial, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche A2, 7%, 6/30/14[1]	10,000,000	10,010,000
Insurance—0.7%
Flying Fortress, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5%, 2/23/17[1]	4,285,000	4,311,781
Swett & Crawford Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 2.495%, 4/3/14[1]	10,487,121	9,412,191

		13,723,972
Real Estate Management & Development—0.8%
Realogy Corp., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.489%-4.491%, 10/10/16[1]	11,708,164	11,086,168
Realogy Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, Delayed Draw, Tranche B, 13.50%, 10/15/17	5,443,000	5,599,486

		16,685,654
Health Care—11.0%
Biotechnology—0.6%
Grifols, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 6/4/17[1]	11,438,171	11,421,494
Health Care Equipment & Supplies—4.1%
Alere, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.75%, 6/30/17[1]	2,200,000	2,178,000
Axcan Intermediate Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, Tranche B, 5.50%, 2/10/17[1]	4,895,413	4,760,789

5    |    Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS June 29, 2012*

	Principal Amount	Value
Health Care Equipment & Supplies Continued
Bausch & Lomb, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 4/17/19[1]	$10,575,000	$10,528,734
Capsugel Holdings US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 7/16/18[1]	3,615,773	3,628,204
Carestream Health, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 2/25/17[1]	14,120,526	13,548,645
Convatec Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 12/22/16[1]	4,370,607	4,354,182
DJO Finance LLC/DJO Finance Corp., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.245%, 11/1/16[1]	7,220,293	7,172,913
DJO Finance LLC/DJO Finance Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 9/15/17[1]	5,780,513	5,740,771
Emdeon, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 11/2/18[1]	1,346,626	1,348,099
Golden Gate National Senior Care LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5%, 5/4/18[1]	11,182,789	10,651,606
HCR ManorCare, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5%, 4/6/18[1]	7,188,044	7,062,253
IASIS Healthcare LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 5/3/18[1]	5,475,688	5,393,552
LHP Hospital Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 6/12/18[1]	1,260,000	1,234,800
National Mentor Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7%, 2/9/17[1]	6,076,072	5,941,895

		83,544,443
Health Care Providers & Services—5.3%
Ardent Health Services LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.50%, 9/15/15[1]	11,110,279	11,082,503
Aveta, Inc./MMM Holdings, Inc. Sr. Sec. Credit Facilities 1st lien Term Loan, Tranche B, 8.50%, 3/20/17[1]	3,198,875	3,193,542
Aveta, Inc./NAMM Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.50%, 3/20/17[1]	3,198,875	3,194,876
Community Health Systems, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.961%-3.967%, 1/25/17[1]	2,055,142	2,024,796
Emergency Medical Services Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 5/25/18[1]	10,174,612	10,091,943
Gentiva Health Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 6.50%, 8/17/16[1]	9,805,475	8,849,441
Kindred Healthcare, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 6/1/18[1]	9,706,650	9,261,765
Multiplan, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 8/26/17[1]	13,754,770	13,582,835
Pharmaceutical Product Development, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.25%, 10/10/18[1]	10,805,700	10,878,638
Select Medical Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%-5.902%, 6/1/18[1]	16,144,907	15,714,371

6    |    Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS June 29, 2012*

	Principal Amount	Value
Health Care Providers & Services Continued
Sun Healthcare Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.75%, 10/18/16[1]	$6,983,889	$6,953,334
Vanguard Health Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 1/29/16[1]	7,351,306	7,345,182
inVentiv Health, Inc., Sr. Sec Credit Facilities 1st Lien Term Loan, Tranche B, 6.50%, 8/4/16[1]	5,880,637	5,531,474

		107,704,700
Pharmaceuticals—1.0%
Catalent Pharma Solutions, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.245%, 9/15/16[1]	12,508,979	12,524,615
Catalent Pharma Solutions, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 9/15/17[1]	9,016,777	8,966,057

		21,490,672
Industrials—25.8%
Aerospace & Defense—3.0%
AM General LLC, Sr. Sec. Credit Facilities Letter of Credit Term Loan, 0.245%, 9/28/12[1]	389,612	369,157
AM General LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B, 3.215%, 9/30/13[1]	6,070,235	5,751,547
Delta Air Lines, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 4/20/17[1]	5,281,650	5,273,400
Delta Air Lines, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 3/7/16[1]	11,420,198	11,106,142
DynCorp International LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%-6.639%, 7/7/16[1]	6,737,740	6,740,549
Evergreen Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 11.50%, 6/30/15[1]	10,590,369	9,187,145
IAP Worldwide Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 9.25%, 12/30/12[1]	19,310,844	16,703,880
US Airways Group, Inc., Sr. Sec. Credit Facilities Term Loan, 2.745%, 3/21/14[1]	5,000,000	4,782,290
United Air Lines, Inc., Sr. Sec. Credit Facilities Term Loan, 2.25%, 2/1/14[1]	1,276,672	1,240,367

		61,154,477
Building Products—0.8%
Atrium Cos., Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 10.976%, 4/30/16[1,3]	15,358,508	13,534,685
Champion Opco LLC, Sr. Sec. Credit Facilities Term Loan, 9.968%, 5/11/13[1,3]	1,277,410	926,123
Flag Luxury Properties LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.231%, 3/21/11[2]	1,837,461	64,311
Goodman Global, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9%, 10/30/17[1]	620,455	630,537

		15,155,656

	Principal Amount	Value
Commercial Services & Supplies—10.5%
Advantage Sales & Marketing LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 12/17/17[1]	$6,412,350	$6,356,242
Advantage Sales & Marketing LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.25%, 6/18/18[1]	4,188,000	4,188,000
Allied Security Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 2/3/17[1]	3,456,250	3,451,930
Allied Security Holdings LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9%, 2/2/18[1]	2,525,000	2,536,047
Asurion Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 5/24/18[1]	11,761,477	11,737,590
Asurion Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9%, 5/24/19[1]	9,775,000	10,025,484
Bright Horizons LP, Sr. Sec. Credit Facilities Term Loan, Tranche B, 4.25%-6.148%, 5/28/15[1]	3,426,800	3,405,382
Brock Holdings III, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6%-6.639%, 3/16/17[1]	6,323,382	6,331,128
Brock Holdings III, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10%, 3/16/18[1]	3,680,000	3,643,200
Ceridian Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.195%, 11/9/14[1]	4,842,602	4,665,847
EVERTEC, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 9/30/16[1]	8,045,955	8,030,869
Expert Global Solutions, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8%, 3/13/18[1]	12,970,000	12,921,363
First Data Corp., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.245%, 3/24/18[1]	21,961,525	20,230,342
First Data Corp., Sr. Sec. Credit Facilities Term Loan:
Tranche B-1, 2.995%-3.027%, 9/24/14[1]	12,938,396	12,441,083
Tranche B-2, 2.995%-3.027%, 9/24/14[1]	5,011,596	4,820,138
Tranche B-3, 2.995%-3.027%, 9/24/14[1]	4,378,170	4,210,911
Infogroup, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 5/26/18[1]	874,330	765,039
Interactive Data Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 2/11/18[1]	9,773,946	9,631,325
KAR Auction Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 5/19/17[1]	5,539,050	5,555,667
Language Line LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 6/20/16[1]	6,160,254	6,114,053
Language Line LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.50%, 12/20/16[1]	2,940,000	2,940,000
MoneyGram International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 11/18/17[1]	3,583,077	3,542,767
NES Rentals Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 13.25%, 10/20/14[1]	555,000	553,613
Plato Learning, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.50%, 3/27/18[1]	6,100,000	6,080,938

7    |    Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS June 29, 2012*

	Principal Amount	Value
Commercial Services & Supplies Continued
Protection One, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 3/31/19[1]	$9,000,000	$8,988,642
Sabre, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.989%, 9/30/17[1]	3,141,711	3,023,896
Sabre, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.995%, 12/29/17[1]	731,773	704,331
Sabre, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.995%, 9/30/17[1]	12,596,265	12,123,905
Sedgwick CMS, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5%, 12/31/16[1]	5,278,354	5,238,766
TransUnion LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 2/10/18[1]	3,880,576	3,890,277
Travelport LLC, Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, 4.968%, 8/23/15[1]	4,536,609	4,167,198
Travelport LLC, Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche B, 4.50%, 8/23/15[1]	1,186,290	1,089,692
Travelport LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche S, 4.50%, 8/23/15[1]	373,710	343,279
Travelport LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B, 11%, 9/30/16[1]	805,000	806,006
U.S. Investigations Services, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 2.994%, 2/21/15[1]	8,842,128	8,377,917
WCA Waste Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 3/1/18[1]	6,049,838	6,023,369
Waste Industries USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 3/17/17[1]	5,203,165	5,196,661

		214,152,897
Construction & Engineering—0.2%
Custom Building Products, Sr. Sec. Credit Facilities Term Loan, 5.75%, 3/19/15[1]	3,803,390	3,793,881
Electrical Equipment—4.3%
Applied Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 12/8/16[1]	1,247,775	1,245,695
Applied Systems, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.25%, 6/8/17[1]	1,745,000	1,742,091
Attachmate Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.25%, 10/25/17[1]	15,115,000	14,956,293
Attachmate Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 11%, 10/25/18[1]	1,815,000	1,777,566
BNY ConvergEx Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 12/19/16[1]	11,924,677	11,507,314
CCC Information Services Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 11/11/15[1]	1,432,071	1,434,446
Eagle Parent, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 5/16/18[1]	9,251,550	9,135,906
Freescale Semiconductor Holdings, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.489%, 12/1/16[1]	18,541,258	17,577,113

	Principal Amount	Value
Electrical Equipment Continued
Genesys Telecommunications, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 1/6/19[1]	$8,379,000	$8,427,875
OpenLink Financial, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.75%, 10/6/17[1]	4,975,000	4,993,656
Rocket Software, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7%, 1/19/18[1]	2,736,250	2,730,550
Trizetto Group Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 5/2/18[1]	12,736,350	12,460,392

		87,988,897
Industrial Conglomerates—1.6%
Hillman Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 5%, 5/31/16[1]	5,622,780	5,622,780
Pelican Products, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 1%, 5/15/18[1]	3,410,000	3,392,950
Tranche B, 5%, 3/7/17[1]	3,199,444	3,175,449
Precision Partners, Inc., Sr. Sec. Credit Facilities Term Loan, 10.82%, 8/26/13[1]	3,675,469	3,657,092
Rexnord LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 4/1/18[1]	5,586,000	5,622,074
Sensus USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 5/9/17[1]	7,065,550	7,042,001
Terex Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche 2, 5.50%, 4/28/17[1]	4,477,500	4,505,484

		33,017,830
Machinery—2.1%
BOC Edwards Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 5/31/16[1]	6,208,727	6,154,401
Colfax Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 9/12/18[1]	3,890,450	3,892,072
Edwards Cayman Islands II Ltd., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 5/31/16[1]	866,644	862,311
Manitowoc Co., Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 11/13/17[1]	2,772,200	2,769,400
Pinafore LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 9/29/16[1]	4,741,210	4,745,160
Schrader International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 4/27/18[1]	2,250,000	2,255,625
Veyance Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 2.50%, 7/31/14[1]	19,499,270	18,963,040
Veyance Technologies, Inc., Sr. Sec. Credit Facilities Term Loan, Delayed Draw, 2.50%, 7/31/14[1]	2,446,084	2,378,817

		42,020,826
Marine—0.1%
Autoparts Holdings Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5%, 7/21/17[1]	2,598,455	2,512,381

8    |    Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS June 29, 2012*

	Principal Amount	Value
Road & Rail—1.9%
Swift Transportation Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 5%, 12/15/17[1]	$9,302,354	$9,341,117
U.S. Xpress Enterprises, Inc., Sr. Sec. Credit Facilities Term Loan, 7.50%, 10/12/14[1]	24,342,984	23,916,983
Wabash National Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6%, 4/17/19[1]	5,226,900	5,161,564

		38,419,664
Trading Companies & Distributors—1.3%
International Lease Finance Corp./Delos Aircraft, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 3/17/16[1]	5,000,000	5,031,250
Ocwen Financial Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7%, 6/5/16[1]	4,336,933	4,353,197
Walter Investment Management Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.75%, 6/30/16[1]	3,550,000	3,586,611
Walter Investment Management Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 12.50%, 9/28/16[1]	3,000,000	3,099,999
iStar Financial, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche A1, 5.25%, 3/19/16[1]	2,745,055	2,735,906
Tranche A2, 7%, 3/19/17[1]	8,390,000	8,398,390

		27,205,353
Information Technology—3.8%
Communications Equipment—0.3%
CommScope, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 1/14/18[1]	6,765,743	6,748,829
Computers & Peripherals—0.5%
CDW Corp., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4%, 7/15/17[1]	9,939,974	9,723,779
Electronic Equipment & Instruments—0.2%
Aeroflex, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 5/9/18[1]	3,566,602	3,450,687
Internet Software & Services—0.4%
Avaya, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 4.967%, 10/26/17[1]	3,581,443	3,174,552
Avaya, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 3.217%, 10/24/14[1]	6,756,674	6,380,449

		9,555,001
IT Services—1.0%
Sophia LP, Sr. Sec Credit Facilities 1st Lien Term Loan, 6.25%, 6/5/18[1]	2,713,200	2,734,398
Vertafore, Inc., Sr. Sec Credit Facilities 1st Lien Term Loan, 5.25%, 7/29/16[1]	17,212,679	17,158,890

		19,893,288
Semiconductors & Semiconductor Equipment—0.9%
Freescale Semiconductor, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6%, 2/16/19[1]	3,261,825	3,228,189
NXP BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 2/13/19[1]	11,770,500	11,741,074

	Principal Amount	Value
Semiconductors & Semiconductor Equipment Continued
NXP BV/NXP Funding LLC, Sr. Sec Credit Facilities 1st Lien Term Loan, 5.50%, 3/4/17[1]	$3,207,760	$3,211,770

		18,181,033
Software—0.5%
Deltek, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 11/3/16[1]	3,661,350	3,664,400
Lawson Software, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 3/16/18[1]	6,885,000	6,928,444

		10,592,844
Materials—8.9%
Chemicals—4.6%
Ascend Performance Materials LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 3/26/18[1]	3,890,250	3,797,857
Chemtura Corp., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche B, 5.50%, 8/29/16[1]	5,356,000	5,376,085
Cristal Inorganic Chemicals, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 6.211%, 11/15/14[1]	600,000	600,750
Houghton International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 1/29/16[1]	3,357,484	3,374,272
Ineos US Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.50%, 5/4/18[1]	8,967,525	8,792,658
K2 Pure Solutions NoCal LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 10%, 9/10/15[1]	4,155,235	4,134,458
Momentive Performance Materials, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.75%, 5/5/15[1]	3,176,145	3,047,114
Momentive Performance Materials, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.75%, 5/5/15[1]	1,955,100	1,875,674
Momentive Specialty Chemicals, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche C1-B, 4%, 5/5/15[1]	1,578,696	1,541,202
Tranche C2-B, 4.25%, 5/5/15[1]	828,082	808,416
Tranche C4-B, 4.25%, 5/5/15[1]	4,668,101	4,458,036
Nexeo Solutions LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 9/8/17[1]	2,474,938	2,421,313
Norit NV, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.75%, 7/8/17[1]	1,687,480	1,695,918
PQ Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.995%, 7/30/14[1]	3,088,716	3,001,846
PQ Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 6.745%, 7/30/15[1]	19,555,358	18,646,855
PolyOne Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 11/30/17[1]	1,010,087	1,013,243
Potters Holdings II LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6%, 5/6/17[1]	1,796,425	1,790,438
Potters Holdings II LP, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.25%, 11/6/17[1]	1,535,000	1,551,309

9    |    Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS June 29, 2012*

	Principal Amount	Value
Chemicals Continued
Styron Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6%-6.639%, 8/2/17[1]	$8,151,794	$7,659,287
Taminco Global Chemical Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 2/15/19[1]	1,296,750	1,299,992
Tronox Pigments BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, 4.25%, 1/24/17[1]	296,786	292,056
Tronox, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 1/24/17[1]	1,088,214	1,072,912
Univar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 6/30/17[1]	14,843,950	14,574,903

		92,826,594
Construction Materials—0.9%
CPG International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6%, 2/18/17[1]	5,924,812	5,747,068
Grohe Holding GmbH, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 4/30/17[1]	6,600,000	6,509,250
Realogy Corp., Non-Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.24%, 10/10/13[1]	629,743	598,780
Roofing Supply Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.50%, 5/10/19[1]	6,550,000	6,545,906

		19,401,004
Containers & Packaging—2.3%
Anchor Glass Container Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6%, 3/2/16[1]	8,538,798	8,528,124
Anchor Glass Container Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10%, 9/2/16[1]	12,000,000	11,985,000
Consolidated Container Co., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 5.75%, 9/28/14[1]	10,000,000	9,962,500
Consolidated Container Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 6/15/19[1]	3,640,000	3,628,625
Hilex Poly Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 11.25%, 11/19/15[1]	3,687,121	3,760,863
Reynolds Group Holdings Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 6.50%, 2/9/18[1]	12,780	12,880
Tranche E, 6.50%, 2/9/18[1]	8,534,410	8,600,791

		46,478,783
Metals & Mining—1.1%
Aleris International, Inc., Sr. Sec. Credit Facilities Term Loan, 2.408%, 12/19/13[2]	837,221	84
Arch Coal, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.75%, 5/1/18[1]	10,950,000	10,775,972
Fairmount Minerals Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 3/15/17[1]	6,510,000	6,481,519
Noranda Aluminum Acquisition Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 2/17/19[1]	5,000,000	5,031,250

		22,288,825

10    |    Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS June 29, 2012*

	Principal Amount	Value
Telecommunication Services—2.4%
Diversified Telecommunication Services—1.8%
IPC Systems, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.489%-5.72%, 7/31/17[1]	$9,902,327	$9,729,036
Level 3 Financing, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B2, 5.75%, 9/1/18[1]	2,210,000	2,210,230
Tranche B3, 5.75%, 9/1/18[1]	13,565,000	13,566,411
U.S. TelePacific Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 2/23/17[1]	5,864,613	5,454,090
Zayo Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.87%, 3/18/19[1]	6,760,000	6,785,350

		37,745,117
Wireless Telecommunication Services—0.6%
Global Tel*Link Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6%, 12/15/17[1]	10,872,750	10,899,932
MetroPCS Wireless, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 4%, 3/19/18[1]	1,187,774	1,163,382

		12,063,314
Utilities—2.0%
Electric Utilities—2.0%
AES Corp. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.18%, 5/28/18[1]	1,979,950	1,982,779
BRSP LLC, Sr. Sec. Credit Facilities Term Loan, 7.50%, 6/24/14[1]	6,044,600	6,074,823
Entegra Holdings LLC, Sr. Sec. Credit Facilities 3rd Lien Term Loan, Tranche B, 3.709%, 10/19/15[1,3]	2,841,795	1,541,674
GenOn Energy, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6%, 9/20/17[1]	4,326,768	4,292,968
La Paloma Generating Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7%, 7/28/17[1]	5,974,650	5,944,777
La Paloma Generating Co. LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.25%, 7/28/18[1]	1,270,000	1,214,438
MACH Gen LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 5.388%, 2/22/15[1,3]	18,554,434	12,872,139
New Development Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 4/1/18[1]	5,920,050	5,894,150

		39,817,748

Total Corporate Loans (Cost $1,976,906,632)		1,962,581,127
Corporate Bonds and Notes—1.1%
Aleris International, Inc., 6% Bonds, 7/1/20	43,747	43,419
Berry Plastics Holding Corp., 4.343% Sr. Sec. Nts., 9/15/14[1]	8,685,000	8,554,725
Clear Channel Communications, Inc., 5.75% Sr. Unsec. Unsub. Nts., 1/15/13	4,800,000	4,782,000
Offshore Group Investments Ltd., 11.50% Sr. Sec. Nts., 8/1/15[4]	2,075,000	2,261,750
Verso Paper Holdings LLC/Verso Paper, Inc.: 11.75% Sr. Sec. Nts., 1/15/19[4]	1,577,500	1,206,788

	Principal Amount	Value
11.75% Sr. Sec. Nts., 1/15/19[4]	$5,230,000	$5,301,913

Total Corporate Bonds and Notes (Cost $21,966,422)		22,150,595

	Shares
Preferred Stocks—0.0%
Alpha Media Group, Inc., Preferred [5] (Cost $0)	105	—
Common Stocks—0.8%
Aleris Corp.[6]	50,627	2,506,037
Alpha Media Group, Inc.[5]	784	—
Champion Opco LLC[5]	237,986	28,558
Cinram International Income Fund[5]	16,132,097	79,226
Levlad LLC[5]	7,730	86,960
Metro-Goldwyn-Mayer Studios, Inc.[5]	60,249	1,510,141

Turtle Bay Holding Co. LLC[5]	293,838	264,454
Young Broadcasting, Inc., Cl. A5,7	3,899	11,697,000

Total Common Stocks (Cost $12,986,325)		16,172,376

	Units
Rights, Warrants and Certificates—0.4%
Champion Opco LLC Wts., Strike Price $0.000001, Exp. 1/27/20[5]	86,682	—
ION Media Networks, Inc. Wts., Strike Price $0.01, Exp. 12/18/16[5]	6,081	4,332,713
Young Broadcasting, Inc. Wts., Strike Price $0.01, Exp. 12/24/24[5,7]	1,494	4,482,000

Total Rights, Warrants and Certificates (Cost $4,752,157)		8,814,713

	Shares
Investment Company—0.8%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.20%[7,8] (Cost $17,163,778)	17,163,778	17,163,778
Total Investments, at Value (Cost $2,033,775,314)	99.4%	2,026,882,589
Other Assets Net of Liabilities	0.6	12,077,942

Net Assets	100.0%	$2,038,960,531

Footnotes to Statement of Investments

*	June 29, 2012 represents the last business day of the Fund’s quarterly period. See accompanying Notes.
1.	Represents the current interest rate for a variable or increasing rate security.
2.	This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.
3.	Interest or dividend is paid-in-kind, when applicable.
4.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $8,770,451 or 0.43% of the Fund’s net assets as of June 29, 2012.
5.	Non-income producing security.
6.	Restricted security. The aggregate value of restricted securities as of June 29, 2012 was $2,506,037, which represents 0.12% of the Fund’s net assets. See accompanying Notes. Information concerning restricted securities is as follows:

Security	Acquisition Date	Cost	Value	Unrealized Appreciation
Aleris Corp.	4/23/10	$2,349,471	$2,506,037	$156,566

7.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 29, 2012, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares/Units/ Principal September 30, 2011	Gross Additions	Gross Reductions	Shares/Units/ Principal June 29, 2012
Oppenheimer Institutional Money Market Fund, Cl. E	23,263,778	594,200,000	600,300,000	17,163,778
Young Broadcasting, Inc., Cl. A	5,508	—	1,609	3,899
Young Broadcasting, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 8%, 6/30/15	4,457,172	—	4,457,172	—
Young Broadcasting, Inc., Wts., Strike Price $0.01, Exp. 12/24/24	1,920	135	561	1,494

		Value	Income	Realized Gain
Oppenheimer Institutional Money Market Fund, Cl. E		$17,163,778	$120,314	$—
Young Broadcasting, Inc., Cl. A		11,697,000	—	2,072,193
Young Broadcasting, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 8%, 6/30/15		—	73,296	106,120
Young Broadcasting, Inc., Wts., Strike Price $0.01, Exp. 12/24/24		4,482,000	—	729,300

		$33,342,778	$193,610	$2,907,613

8.	Rate shown is the 7-day yield as of June 29, 2012.

11    |    Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS June 29, 2012*

Notes to Statement of Investments

Quarterly Period. The last day of the Fund’s quarterly period was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Securities on a When-Issued or Delayed Delivery Basis. The Fund purchases and sells interests in Senior Loans and other portfolio securities on a “when issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

Loans. Under normal market conditions, the Fund will invest at least 80% of its net assets in loans made to U.S. and foreign borrowers that are corporations, partnerships or other business entities. The Fund will do so directly as an original lender or by assignment or indirectly through participation agreements or certain derivative instruments. While many of these loans will be collateralized, the Fund can also invest in uncollateralized loans. Loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancing of borrowers. The loans often pay interest at rates that float above (or are adjusted periodically based on) a benchmark that reflects current interest rates although the Fund can also invest in loans with fixed interest rates.

As of June 29, 2012, securities with an aggregate market value of $1,962,581,127, representing 96.25% of the Fund’s net assets were comprised of loans.

Credit Risk. Loans and debt securities are subject to credit risk. Credit risk relates to the ability of the borrower under a loan or issuer of a debt to meet interest or principal payments or both as they become due. The Fund may acquire

12    |    Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS June 29, 2012*

securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers subsequently miss an interest payment. Information concerning securities not accruing income as of June 29, 2012 is as follows:

Cost	$10,732,435
Market Value	$2,896,727
Market Value as a % of Net Assets	0.14%

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Directors.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

13    |    Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS June 29, 2012*

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

14    |    Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS June 29, 2012*

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

15    |    Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS June 29, 2012*

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of June 29, 2012 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Corporate Loans	$—	$1,962,581,043	$84	$1,962,581,127
Corporate Bonds and Notes	—	22,107,176	43,419	22,150,595
Preferred Stocks	—	—	—	—
Common Stocks	79,226	4,367,592	11,725,558	16,172,376
Rights, Warrants and Certificates	—	4,332,713	4,482,000	8,814,713
Investment Company	17,163,778	—	—	17,163,778

Total Assets	$17,243,004	$1,993,388,524	$16,251,061	$2,026,882,589

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

16    |    Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS June 29, 2012*

Restricted Securities

As of June 29, 2012, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Directors as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

Loan Commitments

Pursuant to the terms of certain credit agreements, the Fund has unfunded loan commitments of $3,410,000 at June 29, 2012. The Fund generally will maintain with its custodian, liquid investments having an aggregate value at least equal to the par value of unfunded loan commitments. At June 29, 2012, these commitments have a market value of $3,392,950 and have been included as Corporate Loans in the Statement of Investments.

Pursuant to the terms of certain credit agreements, the Fund can have unfunded loan commitments. The Fund generally will maintain with its custodian, liquid investments having an aggregate value at least equal to the par value of unfunded loan commitments. Commitments of $21,000,000 are contractually obligated to fund by a specified date and have been included as Corporate Loans in the Statement of Investments.

17    |    Oppenheimer Master Loan Fund, LLC

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 6/29/2012, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Master Loan Fund, LLC

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	8/9/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	8/9/2012

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	8/9/2012